TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus and

Summary Prospectuses, as applicable

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Transamerica Small/Mid Cap Value

Effective immediately, the second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica Small/Mid Cap Value and the second paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Small/Mid Cap Value” section of the Prospectus are replaced in their entirety with the following:

The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap Index respectively, or within the range of the Russell 2500TM Index1, whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change. As of December 31, 2016, the market capitalization range of securities comprising the Russell 2000® Index was between $21 million and $10.6 billion, the market capitalization range of securities comprising the Russell Midcap Index was between $644 million and $57.5 billion, and the market capitalization range of securities comprising the Russell 2500TM Index was between $21 million and $17.9 billion.

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Transamerica Dynamic Allocation

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Dynamic Allocation under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: QS Investors, LLC
Portfolio Managers:
Thomas Picciochi	Portfolio Manager	since 2015
Ellen Tesler	Portfolio Manager	since 2015
Adam J. Petryk, CFA	Portfolio Manager	since 2016
Sub-Sub-Adviser: Western Asset Management Company Portfolio Managers:
S. Kenneth Leech	Portfolio Manager	since 2015
Prashant Chandran	Portfolio Manager	since 2015
Jim K. Huynh	Portfolio Manager	since 2017

The following replaces the information in the Prospectus relating to Transamerica Dynamic Allocation under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; Head of Multi-Asset Portfolio Management Implementation at QS Investors, LLC since 2010; Senior Portfolio Manager for Deutsche Asset Management from 1999-2010

Ellen Tesler	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager at QS Investors, LLC since 2010; Portfolio Manager for Deutsche Asset Management from 2003-2010

Adam J. Petryk, CFA	QS Investors, LLC	Portfolio Manager of the portfolio since 2016; Head of Multi-Asset and Solutions at QS Investors, LLC since 2014; Chief Investment Officer for Batterymarch Financial Management, Inc. (“Batterymarch”) from 2012-2014; Deputy Chief Investment Officer and co-head of the Developed Markets investment team for Batterymarch from 2010-2012

S. Kenneth Leech	Western Asset Management Company	Portfolio Manager of the fund since 2015; Co-Chief Investment Officer with Western Asset Management Company since 1990

Prashant Chandran	Western Asset Management Company	Portfolio Manager of the fund since 2015; Global Head of Derivatives at Western Asset Management Company; Employed by Western Asset Management Company since 2005

Jim K. Huynh	Western Asset Management Company	Portfolio Manager of the fund since 2017; Portfolio Manager/Research Analyst at Western Asset Management Company; Employed by Western Asset Management Company since 2003

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Transamerica Flexible Income

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Flexible Income under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Brian W. Westhoff, CFA	Portfolio Manager	since 2005
James K. Schaeffer, Jr.	Portfolio Manager	since 2011
Doug Weih, CFA	Portfolio Manager	since 2014
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Jeremy Mead, CFA	Portfolio Manager	since 2017

The following replaces the information in the Prospectus relating to Transamerica Flexible Income under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2005; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC 2005-2011

James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2011; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Director of Distressed Debt since 2004 and Co-Head of Public Fixed Income since 2017

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

Jeremy Mead, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC from 1994-2010 and again since 2016; between tenures with Aegon USA Investment Management, LLC, advised individuals, families and small business as an Investment Advisor Representative

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Transamerica Intermediate Bond

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Intermediate Bond under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2014
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Sivakumar Nagarajan	Portfolio Manager	since 2017

The following replaces the information in the Prospectus relating to Transamerica Intermediate Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC 2005-2011

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Sivakumar Nagarajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2007

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Transamerica Multi-Managed Balanced

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Managed Balanced relating to Aegon USA Investment Management, LLC under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2014
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015
Sivakumar Nagarajan	Portfolio Manager	since 2017

The following replaces the information in the Prospectus for Transamerica Multi-Managed Balanced relating to Aegon USA Investment Management, LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC 2005-2011

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Sivakumar Nagarajan	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2007

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Transamerica Short-Term Bond

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Short-Term Bond under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Doug Weih, CFA	Portfolio Manager	since 2011
Glen Kneeland	Portfolio Manager	since 2014
Brian W. Westhoff, CFA	Portfolio Manager	since 2016
Tyler A. Knight, CFA	Portfolio Manager	since 2017
Norbert King	Portfolio Manager	since 2017

The following replaces the information in the Prospectus relating to Transamerica Short-Term Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2011; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009 and Co-Head of Public Fixed Income since 2017

Glen Kneeland	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2006

Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2016; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Norbert King	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2011

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Investors Should Retain this Supplement for Future Reference

May 24, 2017